L. STEPHEN ALBRIGHT
                                 ATTORNEY AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                            LStephenAlbright@aol.com

                                November 28, 2005

VIA FAX, FEDERAL EXPRESS & EDGAR

Janice McGuirk, Esq.
SECURITIES & EXCHANGE COMMISSION
Division of Corporate Finance, Office of Small Business Review
450 Fifth Street N.W.
Washington, D.C.  20549

Re:      FUTURA PICTURES, INC, (THE "COMPANY")
         FORM SB-2 ("THIRD AMENDMENT")
         ORIGINAL FILING DATE: MARCH 28, 2005, AMENDED MARCH 30, 2005 AND
                               JULY 15, 2005
         SEC FILE NO.:     333-123611

Dear Ms. McGuirk:

I am in receipt of a copy of the Commission's August 17, 2005 comment letter to Mr. Buddy Young of the Company. Please consider this letter to be the Company's formal response to the Commission's latest comment letter. As required, we are enclosing three (3) clean hard copies of the Third Amendment, with exhibits and three (3) complete redlined copies of same, without exhibits. The redlined copies are marked to show the changes in the format provided by Microsoft Word. Thus, additions are highlighted in the body of the text and deletions are noted in right margin.


We will be responding to comments in the order presented and with the same item numbers.

PROSPECTUS COVER PAGE

Comment No. 1.   The  Company  has  clarified  the  "public  market"  where  its securities may be listed. The revision should be in compliance with the staff's comments.

RISK FACTORS, PAGE 5

Comment No. 2. Although the Company will terminate the offering when its securities become listed on a public market, the Company will not apply for listing on any market until it has raised at least $300,000. Accordingly, the Company does not believe that a "risk factor" discussing the risk of nominal proceeds resulting from an early termination of the offering is appropriate or necessary. Language in the Third Amendment has been revised to consistently reflect this information. The revisions should be in compliance with the staff's comments.

L. STEPHEN ALBRIGHT, ESQ.

Ms. Janice McGuirk
November 28, 2005
Page 2

Comment No. 3. The subheading of the fourth risk factors summarizing the risk has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 4. The Company does not believe it is a "blank check company." However, in light of recent changes in the Commission's definition of and approach to shell companies, as a cautionary measure, the Company included the disclosure as a risk factor. The reference has been removed from the Third Amendment. The revision should be in compliance with the staff's comments.

USE OF PROCEEDS, PAGE 8

Comment No. 5. The undersigned, L. Stephen Albright, will not be receiving any proceeds from the offering. The professional fees of the offering expenses will consist primarily of auditor's fees. Other costs consist of those normally associated with an offering such as Blue Sky costs, counsel in other states, printing costs, filing fees and the like. The revisions should be in compliance with the staff's comments.

MARKET FOR COMMON EQUITY, PAGE 9

Comment No. 6. The Company will not make any effort to apply for listing on a securities market unless and until it has raised at least $300,000. Thereafter, the Company may begin the application process for listing on either the Over the County Bulletin Board or the Pink Sheets. The Third Amendment has been revised to reflect this timetable. The revisions should be in compliance with the staff's comments.

Comment No. 7. The Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

PLAN OF OPERATION, PAGE 17

Comments Nos. 8, 9, 11, 12 and 13. In coordination with the revisions described in response to Comment No. 10 below, the Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

Comment No. 10. The Company does not have any intent to engage in a private placement of securities in close proximity (in time or terms) with this offering and expose itself to a determination by the Commission that its offerings, private and public, are integrated. Rather, any discussion by the Company that it may be required to secure additional funds through a debt offering or other "private placement" of securities is intended to address circumstances beyond the scope (again, time and terms) of the Third Amendment. The Company's discussion regarding the possibility of raising additional capital through private placements has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

L. STEPHEN ALBRIGHT, ESQ.

Ms. Janice McGuirk
November 28, 2005
Page 3


Comment No. 14. The $100,000 promissory note is filed with the Third Amendment. That note contains all the provisions regarding the "agreement" between the Company and Mr. Young regarding his obligation to loan funds. Accordingly, there is no separate "loan agreement." The revisions should be in compliance with the staff's comments.

LIQUIDITY AND CAPITAL RESOURCES, PAGE 13

Comment No. 15. The Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

BUSINESS, PAGE 14

Comment No. 16. The Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

DESCRIPTION OF PROPERTY, PAGE 19

Comment No. 17. Please see response to Comment No. 5 above. The Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

PLAN OF DISTRIBUTION, PAGE 26

Comment No. 18. The Company intends to limit the sale of shares under this offering in the States of California, New York and New Jersey. In order to commence the offering "promptly" after it is declared effective, the Company has already commenced preparing applications for registration process in those states and will work to ensure they are approved prior to the Commission declaring the Registration Statement effective. The Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

STATEMENTS OF OPERATION, PAGE F-12

Comment No. 19. The text under "Statement of Operation" has been revised to address all of these comments. In addition, submitted with this letter please find the Company's "supplemental schedule supporting the calculation of the weighted average number of common shares of outstanding for all periods presented." The revisions should be in compliance with the staff's comments.

L. STEPHEN ALBRIGHT, ESQ.

Ms. Janice McGuirk
November 28, 2005
Page 4

EXHIBIT 5

Comment No. 20. The legal opinion submitted with the Third Amendment has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

EXHIBIT 23.1

Comment No. 20. The consent of independent accountants submitted as Exhibit 23.1 has been revised to respond to the staff's comments. The revisions should be in compliance with the staff's comments.

                                CLOSING COMMENTS

Finally, there have not been any material developments since the original Form SB-2 and therefore no "Recent Development" section has been inserted in this Third Amendment to Form SB-2 Registration Statement.


                                          Sincerely,


                                          /s/ L. Stephen Albright
                                          --------------------------
                                          L. STEPHEN ALBRIGHT


enclosures

c:       Buddy Young, w/encls

WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - 6 MONTH PERIOD

   DATE OF       DATE OF    CERTIFICATE                         NUMBER OF         DAYS        DAYS IN    WEIGHTED
 RESOLUTION      ISSUANCE        #        REGISTERED NAME         SHARES      OUTSTANDING      PERIOD     AVERAGE
 ----------      ---------  -----------   ------------------    ---------     -----------     -------   ---------
   1/9/2005      1/9/2005        2        Young Family Trust    1,000,000          184           184    1,000,000
   1/9/2005      1/9/2005        3        Joseph Adelman           10,000          184           184       10,000
   1/9/2005      1/9/2005        4        Dennis Spiegelman        10,000          184           184       10,000
   1/9/2005      1/9/2005        5        L. Stephen Albright      10,000          184           184       10,000
   1/9/2005      1/9/2005        6        Mel Powell               10,000          184           184       10,000
   1/9/2005      1/9/2005        7        Frank Capra, Jr.         10,000          184           184       10,000
   1/9/2005      2/16/2005       8        Young Family Trust      190,000          184           184      190,000
                 2/28/2005       9        Don Tsuchiyama            5,000          184           184        5,000
                 2/28/2005      10        Frank Gillman             5,000          184           184        5,000

------------------------------------------------------------------------------------------------------------------
   8/31/2005                                                    1,250,000                               1,250,000
------------------------------------------------------------------------------------------------------------------

2/28/2005


WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - SINCE INCEPTION

   DATE OF       DATE OF    CERTIFICATE                         NUMBER OF         DAYS        DAYS IN    WEIGHTED
 RESOLUTION      ISSUANCE        #        REGISTERED NAME         SHARES      OUTSTANDING      PERIOD     AVERAGE
 ----------      ---------  -----------   ------------------    ---------     -----------     -------   ---------
   1/9/2005      1/9/2005        2        Young Family Trust    1,000,000          234           238      983,193
   1/9/2005      1/9/2005        3        Joseph Adelman           10,000          234           238        9,832
   1/9/2005      1/9/2005        4        Dennis Spiegelman        10,000          234           238        9,832
   1/9/2005      1/9/2005        5        L. Stephen Albright      10,000          234           238        9,832
   1/9/2005      1/9/2005        6        Mel Powell               10,000          234           238        9,832
   1/9/2005      1/9/2005        7        Frank Capra, Jr.         10,000          234           238        9,832
   1/9/2005      2/16/2005       8        Young Family Trust      190,000          196           238      156,471
                 2/28/2005       9        Don Tsuchiyama            5,000          184           238        3,866
                 2/28/2005      10        Frank Gillman             5,000          184           238        3,866

------------------------------------------------------------------------------------------------------------------
   8/31/2005                                                    1,250,000                               1,196,555
------------------------------------------------------------------------------------------------------------------

  12/10/2003
   2/28/2005                   446

   1/5/2005     Measurement date per Comment Letter 05/03/05